Trade receivables (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	$ 71,794	$ 70,531
Trade receivables [member]
Disclosure of financial assets [line items]
Credit period for trade receivables	30 days
Later than three months [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Trade receivables	$ 0	0
Later than one month and not later than two months [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Trade receivables	$ 0	$ 0